Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term investments
Schedule of short-term investments

(In thousands)	December 31, 2022	December 31, 2023
Time deposits	51,044	51,176
Investments in financial instruments	32,582	49,902
Total	83,626	101,078